Subsequent Events 10K	6 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

NOTE 15.  Subsequent Events

During the first quarter of 2011, the Company’s Malaysian subsidiary received $5,000,000, less issuance costs, in exchange for the issuance of Series C RCPS. WGBM sold 3,233,734 Series C RCPS in the private placement at the U.S. dollar equivalent of $1.55 per share to MTDC, which was also granted an option to purchase a further 1,077,911 shares at the U.S. dollar equivalent of $2.32 per share. Shares of Series C RCPS are convertible into shares of the Company’s common stock at a ratio of one for one.